Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AIM EQUITY FUNDS (INVESCO EQUITY FUNDS)
Entity Central Index Key	0000105377
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2023
Document Effective Date	Feb. 28, 2023
Prospectus Date	Feb. 28, 2023
Invesco Charter Fund | Class A
Prospectus:
Trading Symbol	CHTRX
Invesco Charter Fund | Class C
Prospectus:
Trading Symbol	CHTCX
Invesco Charter Fund | Class R
Prospectus:
Trading Symbol	CHRRX
Invesco Charter Fund | CLASS R5
Prospectus:
Trading Symbol	CHTVX
Invesco Charter Fund | Class Y
Prospectus:
Trading Symbol	CHTYX
Invesco Charter Fund | CLASS S
Prospectus:
Trading Symbol	CHRSX
Invesco Charter Fund | Class R6
Prospectus:
Trading Symbol	CHFTX
Invesco Diversified Dividend Fund | Class A
Prospectus:
Trading Symbol	LCEAX
Invesco Diversified Dividend Fund | Class C
Prospectus:
Trading Symbol	LCEVX
Invesco Diversified Dividend Fund | CLASS R5
Prospectus:
Trading Symbol	DDFIX
Invesco Diversified Dividend Fund | Class R
Prospectus:
Trading Symbol	DDFRX
Invesco Diversified Dividend Fund | Investor Class
Prospectus:
Trading Symbol	LCEIX
Invesco Diversified Dividend Fund | Class Y
Prospectus:
Trading Symbol	LCEYX
Invesco Diversified Dividend Fund | Class R6
Prospectus:
Trading Symbol	LCEFX
Invesco Main Street All Cap Fund | Class R6
Prospectus:
Trading Symbol	IOAPX
Invesco Main Street All Cap Fund | Class R5
Prospectus:
Trading Symbol	MSAZX
Invesco Main Street All Cap Fund | Class Y
Prospectus:
Trading Symbol	OMSYX
Invesco Main Street All Cap Fund | Class R
Prospectus:
Trading Symbol	OMSNX
Invesco Main Street All Cap Fund | Class C
Prospectus:
Trading Symbol	OMSCX
Invesco Main Street All Cap Fund | Class A
Prospectus:
Trading Symbol	OMSOX
Invesco Main Street Fund | Class C
Prospectus:
Trading Symbol	MIGCX
Invesco Main Street Fund | Class R
Prospectus:
Trading Symbol	OMGNX
Invesco Main Street Fund | Class Y
Prospectus:
Trading Symbol	MIGYX
Invesco Main Street Fund | Class R5
Prospectus:
Trading Symbol	MSJFX
Invesco Main Street Fund | Class R6
Prospectus:
Trading Symbol	OMSIX
Invesco Main Street Fund | Class A
Prospectus:
Trading Symbol	MSIGX
Invesco Rising Dividends Fund | Class C
Prospectus:
Trading Symbol	OCRDX
Invesco Rising Dividends Fund | Class R
Prospectus:
Trading Symbol	ONRDX
Invesco Rising Dividends Fund | Class Y
Prospectus:
Trading Symbol	OYRDX
Invesco Rising Dividends Fund | Class R5
Prospectus:
Trading Symbol	RSDQX
Invesco Rising Dividends Fund | Class R6
Prospectus:
Trading Symbol	OIRDX
Invesco Rising Dividends Fund | Class A
Prospectus:
Trading Symbol	OARDX
INVESCO SUMMIT FUND | CLASS A
Prospectus:
Trading Symbol	ASMMX
INVESCO SUMMIT FUND | CLASS C
Prospectus:
Trading Symbol	CSMMX
INVESCO SUMMIT FUND | CLASS P
Prospectus:
Trading Symbol	SMMIX
INVESCO SUMMIT FUND | Class Y
Prospectus:
Trading Symbol	ASMYX
INVESCO SUMMIT FUND | CLASS R5
Prospectus:
Trading Symbol	SMITX
INVESCO SUMMIT FUND | CLASS S
Prospectus:
Trading Symbol	SMMSX
INVESCO SUMMIT FUND | Class R6
Prospectus:
Trading Symbol	SMISX